Investments (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in investments
Balance at Dec/2016	R$ 92,313
Incorporations	28
Dividends and interest on equity	(34,753)
Effect of results	39,713
Provision for losses/other	(121)
Equity valuation adjustments	4,078
Balance at Dec/2017	101,258
Odebrecht Comercializadora de Energia S.A. ("OCE")
Changes in investments
Balance at Dec/2016	1,145
Effect of results	(109)
Balance at Dec/2017	1,036
RPR
Changes in investments
Balance at Dec/2016	58,404
Dividends and interest on equity	(30,960)
Effect of results	35,230
Equity valuation adjustments	4,078
Balance at Dec/2017	66,752
Other
Changes in investments
Balance at Dec/2016	238
Incorporations	28
Provision for losses/other	(121)
Balance at Dec/2017	145
Total Jointly-controlled investments
Changes in investments
Balance at Dec/2016	59,787
Incorporations	28
Dividends and interest on equity	(30,960)
Effect of results	35,121
Provision for losses/other	(121)
Equity valuation adjustments	4,078
Balance at Dec/2017	67,933
Borealis
Changes in investments
Balance at Dec/2016	32,526
Dividends and interest on equity	(3,793)
Effect of results	4,592
Balance at Dec/2017	33,325
Total Associates
Changes in investments
Balance at Dec/2016	32,526
Dividends and interest on equity	(3,793)
Effect of results	4,592
Balance at Dec/2017	R$ 33,325